Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Earnings from Continuing Operations Before Income Taxes and Noncontrolling Interests

Components of earnings from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

Year Ended December 31,	2012	2011	2010

United States	$854,705	$1,241,465	$260,794
Foreign	(1,765)	10,347	6,321

	$852,940	$1,251,812	$267,115

Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010

Current:
Federal	$261,552	$329,076	$(66,462)
State	20,337	1,685	(19,297)
Foreign	3,199	2,016	8,289

Total current	285,088	332,777	(77,470)

Deferred:
Federal	(23,052)	55,124	138,662
State	(10,440)	10,400	12,223
Foreign	8,218	(7,473)	(12,623)

Total deferred	(25,274)	58,051	138,262

Total provision for income taxes	$259,814	$390,828	$60,792

Reconciliation of the Federal Statutory Tax Rate to Total Provisions

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2012	2011	2010

Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.75	0.63	(1.72)
Federal research credit	-	(0.28)	(1.19)
Domestic manufacturing deduction	(3.25)	(2.21)	-
Equity in losses of foreign joint ventures	1.43	0.64	3.09
Foreign rate differential	0.60	(0.92)	(3.83)
Noncontrolling interests	(3.64)	(2.32)	(9.47)
Other, net	(0.43)	0.68	0.88

Provision for income taxes	30.46%	31.22%	22.76%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Accrued liabilities and reserves	$108,287	$115,752
Allowance for doubtful accounts	14,212	14,088
Inventory	174,499	142,236
Post-retirement benefits	11,119	8,260
Natural gas hedges	221	22,433
Net operating loss carryforward	15,033	25,739
Cumulative translation adjustments	-	2,254
Tax credit carryforwards	28,600	39,700

Total deferred tax assets	351,971	370,462

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(17,523)	(9,406)
Cumulative translation adjustments	(1,600)	-
Intangibles	(233,413)	(236,627)
Property, plant and equipment	(475,176)	(461,915)

Total deferred tax liabilities	(727,712)	(707,948)

Total net deferred tax liabilities	$(375,741)	$(337,486)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2012	2011	2010
Balance at beginning of year	$80,897	$92,752	$108,587
Additions based on tax positions related to current year	9,456	6,733	1,983
Reductions based on tax positions related to current year	(132)	(3,160)	(1,358)
Additions based on tax positions related to prior years	5,821	937	5,705
Reductions based on tax positions related to prior years	(3,296)	(2,169)	(4,046)
Additions due to settlements with taxing authorities	-	-	2,363
Reductions due to settlements with taxing authorities	(764)	(958)	(3,246)
Reductions due to statute of limitations lapse	(11,120)	(13,238)	(17,236)

Balance at end of year	$80,862	$80,897	$92,752